EQUITY - Movement in issued and outstanding share capital (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 Options shares	Jun. 30, 2022 Options shares	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options shares	Dec. 31, 2020 Options shares
EQUITY
Number of shares, beginning balance	36,138,588	34,606,789	34,606,789	29,514,698
Issuance of Preferred shares				4,336,421
Issuance of Ordinary shares	11,287,156		1,256,744	644,932
Exercise of employees' options into Ordinary shares | Options	23,126	113,178	275,055	110,738	426,575
Number of shares, ending balance	47,481,609		36,138,588	34,606,789	29,514,698